UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02383

ALLIANCEBERNSTEIN GLOBAL BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2008

Date of reporting period: June 30, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Bond Fund

Portfolio of Investments

June 30, 2008 (unaudited)

		Principal Amount (000)	U.S. $ Value
CORPORATE BONDS - 37.6%
Australia - 0.9%
National Australia Bank Ltd.
5.50%, 5/20/15 (a)	EUR	5,750	$8,684,183
Rio Tinto Finance USA Ltd.
5.875%, 7/15/13 (a)	US$	11,230	11,292,259

			19,976,442

Bermuda - 0.3%
Weatherford International Ltd.
5.15%, 3/15/13 (a)		1,640	1,630,447
6.00%, 3/15/18 (a)		6,250	6,168,275

			7,798,722

Brazil - 0.3%
GTL Trade Finance, Inc.
7.25%, 10/20/17 (a)(b)		2,362	2,373,031
Usiminas Commercial Ltd.
7.25%, 1/18/18 (a)(b)		3,526	3,614,150

			5,987,181

Canada - 0.4%
Canadian Natural Resources Ltd.
5.15%, 2/01/13 (a)		1,245	1,247,158
Canadian Pacific Railway Co.
6.50%, 5/15/18 (a)		1,675	1,659,479
YPG Holdings, Inc.
5.25%, 2/15/16 (a)	CAD	7,840	7,040,700

			9,947,337

Cayman Islands - 0.9%
Mizuho Financial Group Cayman Ltd.
4.75%, 4/15/14 (a)(b)(c)	EUR	2,765	4,279,504
Pacific Life Funding LLC
5.50%, 5/14/09 (a)		405	632,436
Vale Overseas Ltd.
6.875%, 11/21/36 (a)	US$	15,405	14,307,163

			19,219,103

France - 0.7%
Caisse Nationale des Caisses d’Epargne et de Prevoyance
4.75%, 2/01/16 (a)	EUR	1,250	1,520,899
Societe Generale
6.999%, 12/19/17 (a)(c)		3,000	4,216,913
Veolia Environnement
5.25%, 6/03/13 (a)	US$	9,375	9,366,356

			15,104,168

Hong Kong - 0.1%
Noble Group Ltd.
8.50%, 5/30/13 (a)(b)		1,767	1,740,495

India - 0.4%
Vedanta Resources PLC
8.75%, 1/15/14 (b)		8,139	8,057,610

Ireland - 0.8%
GPB Eurobond Finance PLC for Gazprombank
7.25%, 2/22/10 (a)	RUB	400,000	16,977,444

Japan - 1.2%
Aiful Corp.
6.00%, 12/12/11 (a)(b)	US$	3,728	3,081,106
Mizuho Capital Investment Eur
5.02%, 12/31/49 (a)	EUR	6,450	8,774,704
Resona Bank Ltd.
4.125%, 9/27/12 (a)(b)		7,815	10,161,492
Sumitomo Mitsui Banking Corp.
4.375%, 10/15/15 (a)(b)(c)		3,149	3,846,868
5.625%, 10/15/15 (a)(b)(c)	US$	2,170	1,947,434

			27,811,604

Kazakhstan - 0.5%
CenterCredit International BV
8.625%, 1/30/14 (a)(b)		2,490	2,293,912
KazMunaiGaz Finance Sub BV
8.375%, 7/02/13 (b)		8,440	8,412,570

			10,706,482

Luxembourg - 1.0%
ArcelorMittal
5.375%, 6/01/13 (a)(b)		11,145	10,974,281
Evraz Group SA
8.875%, 4/24/13 (a)(b)		3,468	3,472,162
Telecom Italia Capital SA
5.25%, 11/15/13 (a)		3,389	3,201,405
Vip Finance
8.375%, 4/30/13 (a)(b)		5,450	5,372,757

			23,020,605

Mexico - 0.2%
Telefonos de Mexico SAB de CV
4.50%, 11/19/08 (a)		4,401	4,404,345

Netherlands - 0.1%
Aegon NV
4.75%, 6/01/13 (a)		1,460	1,393,351

Russia - 1.1%
Gaz Capital SA
6.212%, 11/22/16 (a)(b)		20,030	18,584,916
Red Arrow Intl Leasing PLC
8.375%, 6/30/12 (a)	RUB	99,921	4,311,305
VTB Capital SA
6.875%, 5/29/18 (a)(b)	US$	2,936	2,862,600

			25,758,821

Spain - 0.4%
Santander Perpetual SA Unipersonal
4.375%, 12/10/14 (a)(c)	EUR	6,834	8,984,856

United Kingdom - 3.5%
Alliance & Leicester PLC
4.25%, 12/30/08 (a)	GBP	1,990	3,867,030
Barclays Bank PLC
4.875%, 12/15/14 (a)(c)	EUR	3,540	4,248,831
6.00%, 1/23/18 (a)		6,144	9,279,065
BSKYB Finance UK PLC
5.625%, 10/15/15 (a)(b)	US$	3,905	3,779,458
5.75%, 10/20/17 (a)(b)	GBP	3,977	6,874,591
Hbos Capital Funding LP
4.939%, 5/23/16 (c)	EUR	3,544	4,021,945
HBOS PLC
6.05%, 11/23/11 (a)(c)		2,760	3,862,742
HSBC Holdings PLC
6.50%, 9/15/37 (a)	US$	11,272	10,275,375
Lehman Brothers UK Capital Funding II LP
3.875%, 2/22/11 (a)(c)	EUR	4,100	5,161,679
Lloyds TSB Bank PLC
6.35%, 2/25/13 (a)(c)		2,076	3,097,649
Lloyds TSB Group PLC
6.267%, 11/14/16 (a)(b)(c)	US$	8,999	7,178,421
Marks & Spencer PLC
5.625%, 3/24/14 (a)	GBP	3,458	6,165,285
Nationwide Building Society
3.125%, 1/26/10 (a)	EUR	2,600	3,801,289
Royal Bank of Scotland Group PLC
7.648%, 9/30/31 (a)(c)	US$	7,768	7,557,378

			79,170,738

United States - 24.8%
Aetna, Inc.
6.75%, 12/15/37 (a)		12,500	11,838,988
Alcoa, Inc.
5.55%, 2/01/17 (a)		10,381	9,720,239
The Allstate Corp.
6.125%, 5/15/37 (a)(c)		15,215	13,804,570
American International Group, Inc.
4.25%, 5/15/13 (a)		9,460	8,686,654
6.25%, 3/15/37 (a)		9,015	7,056,626
AT&T Corp.
8.00%, 11/15/31 (a)		6,601	7,577,968
AT&T, Inc.
5.60%, 5/15/18 (a)		5,475	5,341,853
Bank of America Corp.
5.65%, 5/01/18 (a)		10,790	10,073,404
Baxter International, Inc.
5.375%, 6/01/18 (a)		10,370	10,247,748
The Bear Stearns Co., Inc.
5.55%, 1/22/17 (a)		13,525	12,500,157
7.625%, 12/07/09 (a)		3,735	3,860,985
BMW US Capital LLC
5.00%, 5/28/15 (a)	EUR	6,000	9,013,909

Capital One Financial Corp.
6.75%, 9/15/17 (a)	US$	6,016	5,960,815
CBS Corp.
5.625%, 8/15/12 (a)		2,225	2,195,590
6.625%, 5/15/11 (a)		1,875	1,919,993
Centex Corp.
7.50%, 1/15/12 (a)		7,451	6,873,548
CIT Group, Inc.
5.00%, 2/01/15 (a)		10,860	7,509,277
7.625%, 11/30/12 (a)		6,830	5,676,946
Series MTN
5.125%, 9/30/14 (a)		5,665	4,057,551
Citigroup, Inc.
4.625%, 8/03/10 (a)		3,830	3,814,117
5.50%, 4/11/13 (a)		7,460	7,280,788
Commerzbank Capital Funding Trust I
5.012%, 4/12/16 (a)	EUR	2,200	2,671,206
The Dow Chemical Co.
7.375%, 11/01/29 (a)	US$	1,745	1,850,756
Echostar DBS Corp.
6.625%, 10/01/14 (a)		4,140	3,829,500
7.125%, 2/01/16 (a)		1,585	1,462,162
Edison Mission Energy
7.00%, 5/15/17 (a)		4,275	3,997,125
Electronic Data Systems Corp.
Series B
6.50%, 8/01/13 (a)		3,975	4,082,591
Embarq Corp.
7.082%, 6/01/16 (a)		16,674	15,836,198
ERP Operating LP
5.25%, 9/15/14 (a)		2,115	1,965,774
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/01/17 (a)		3,790	3,998,450
General Electric Capital Corp.
5.625%, 5/01/18 (a)		18,660	18,045,246
Genworth Financial, Inc.
4.95%, 10/01/15 (a)		7,020	6,368,860
GlaxoSmithKline Capital, Inc.
4.375%, 4/15/14 (a)		3,965	3,849,440
The Goldman Sachs Group, Inc.
7.35%, 10/01/09 (a)		3,690	3,789,597
HSBC Finance Corp.
5.25%, 1/15/14 (a)		4,940	4,819,533
International Paper Co.
7.95%, 6/15/18 (a)		2,550	2,535,807
JPM Chase Capital XXV
Series Y
6.80%, 10/01/37 (a)		8,340	7,485,859
JPMorgan Chase & Co.
4.625%, 1/31/11 (a)	EUR	1,400	2,134,647
JPMorgan Chase Bank NA
4.625%, 5/31/17 (a)(c)		950	1,371,724

Kraft Foods, Inc.
6.125%, 8/23/18 (a)	US$	10,240	9,916,621
Lehman Brothers Holdings, Inc.
6.50%, 7/19/17 (a)		4,455	4,121,405
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (a)(b)		5,310	5,125,817
7.80%, 3/15/37 (a)(b)		5,195	4,147,506
Limited Brands, Inc.
6.90%, 7/15/17 (a)		5,968	5,422,841
7.60%, 7/15/37 (a)		4,675	4,164,803
Manufacturers & Traders Trust
6.625%, 12/04/17 (a)		9,586	9,255,417
Masco Corp.
6.125%, 10/03/16 (a)		4,765	4,317,733
McKesson Corp.
5.25%, 3/01/13 (a)		7,605	7,484,301
Merrill Lynch & Co., Inc.
5.70%, 5/02/17 (a)		8,855	7,796,278
6.05%, 5/16/16 (a)		7,398	6,824,640
Mohawk Industries, Inc.
6.125%, 1/15/16 (a)		10,340	9,885,154
Morgan Stanley
3.75%, 3/01/13 (a)	EUR	4,553	6,256,226
Motorola, Inc.
6.50%, 9/01/25 (a)	US$	12,010	8,967,987
National City Bank/Cleveland OH
5.80%, 6/07/17 (a)		4,925	3,829,695
NB Capital Trust IV
8.25%, 4/15/27 (a)		4,509	4,525,277
Nextel Communications, Inc.
Series E
6.875%, 10/31/13 (a)		4,085	3,451,825
Nisource Finance Corp.
6.80%, 1/15/19 (a)		7,790	7,639,256
NRG Energy, Inc.
7.375%, 2/01/16 - 1/15/17 (a)		8,240	7,771,350
Oracle Corp.
5.75%, 4/15/18 (a)		10,987	10,977,606
Owens Corning, Inc.
6.50%, 12/01/16 (a)		9,619	8,757,878
PPG Industries, Inc.
6.65%, 3/15/18 (a)		10,654	10,858,429
Prudential Financial, Inc.
5.15%, 1/15/13 (a)		2,580	2,514,654
Qwest Corp.
7.625%, 6/15/15 (a)		3,715	3,575,687
RBS Capital Trust A
6.467%, 6/30/12 (a)(c)	EUR	2,770	3,997,020
Reynolds American, Inc.
7.625%, 6/01/16 (a)	US$	3,370	3,510,910
SLM Corp.
5.05%, 11/14/14 (a)		11,588	9,841,573
5.375%, 5/15/14 (a)		7,340	6,448,425

Southwest Airlines Co.
Series 07-1
6.15%, 8/01/22 (a)		8,215	7,619,581
Sovereign Bank
5.125%, 3/15/13 (a)		7,781	6,203,130
Sprint Capital Corp.
6.875%, 11/15/28 (a)		7,150	5,952,375
8.75%, 3/15/32 (a)		3,971	3,782,378
Starwood Hotels & Resorts Worldwide, Inc.
6.25%, 2/15/13 (a)		8,000	7,724,536
7.375%, 11/15/15 (a)		3,830	3,786,208
Tyson Foods, Inc.
6.85%, 4/01/16 (a)		2,947	2,678,066
UBS Preferred Funding Trust I
8.622%, 10/01/10 (a)		8,481	8,522,048
Union Bank of California
5.95%, 5/11/16 (a)		8,694	8,247,085
United States Steel Corp.
6.05%, 6/01/17 (a)		8,280	7,733,147
US Bank NA
6.30%, 2/04/14 (a)		4,585	4,836,157
Verizon Communications, Inc.
5.25%, 4/15/13 (a)		2,825	2,808,745
Wachovia Bank NA
4.875%, 2/01/15 (a)		4,080	3,703,783
Wachovia Corp.
5.50%, 5/01/13 (a)		4,955	4,742,435
Wells Fargo & Co.
4.20%, 1/15/10 (a)		3,845	3,856,208
Western Financial Bank
9.625%, 5/15/12 (a)		3,179	3,308,093
The Western Union Co.
5.93%, 10/01/16 (a)		9,665	9,479,152
Weyerhaeuser Co.
7.375%, 3/15/32 (a)		8,345	8,277,164
Williams Co., Inc.
7.875%, 9/01/21 (a)		5,200	5,512,000
Williams Cos, Inc.
8.125%, 3/15/12 (a)		1,460	1,533,000
Wyeth
5.50%, 2/01/14 (a)		3,805	3,835,763
Wyndham Worldwide Corp.
6.00%, 12/01/16 (a)		13,793	12,180,171
Wynn Las Vegas Capital Corp.
6.625%, 12/01/14 (a)		4,100	3,751,500

			556,565,240

Total Corporate Bonds (cost $876,204,194)			842,624,544

TREASURIES - 34.4%
Belgium - 2.4%
Belgium Government Bond
Series 48
4.00%, 3/28/22 (a)	EUR	38,000	53,637,386

Brazil - 2.3%
Republic of Brazil
12.50%, 1/05/16 - 1/05/22 (a)	BRL	83,161	51,238,061

Colombia - 0.4%
Republic of Colombia
12.00%, 10/22/15 (a)	COP	16,861,000	8,456,142

France - 2.5%
France Government Bond OAT
3.75%, 4/25/21 (a)	EUR	11,055	15,483,972
5.75%, 10/25/32 (a)		23,960	41,468,666

			56,952,638

Germany - 1.7%
Bundesrepublik Deutschland
Series 03
4.75%, 7/04/34 (a)		6,690	10,241,515
Series 97
6.50%, 7/04/27 (a)		14,800	27,665,599

			37,907,114

Japan - 11.8%
Japan Government Ten Year Bond
Series 271
1.20%, 6/20/15 (a)	JPY	6,400,000	59,780,165
Series 285
1.70%, 3/20/17 (a)		9,200,000	88,082,950
Series 288
1.70%, 9/20/17 (a)		12,100,000	115,608,130

			263,471,245

Malaysia - 0.9%
Malaysia Government Bond
Series 1/01
3.833%, 9/28/11 (a)	MYR	66,202	20,035,612

Netherlands - 9.6%
Netherlands Government Bond
4.50%, 7/15/17 (a)	EUR	108,079	166,456,041
7.50%, 1/15/23 (a)		24,000	47,622,326

			214,078,367

Peru - 1.8%
Peru Bono Soberano
7.84%, 8/12/20 (a)	PEN	880	314,016
9.91%, 5/05/15 (a)		78,440	31,034,058
Series 7
8.60%, 8/12/17 (a)		22,510	8,444,803

			39,792,877

Singapore - 0.9%
Singapore Government Bond
4.00%, 9/01/18 (a)	SGD	27,135	20,653,454

South Africa - 0.1%
Republic of South Africa
Series R008
13.00%, 8/31/09 (a)	ZAR	7,786	1,008,057
Series R154
13.00%, 8/31/10 (a)		7,786	1,016,896
Series R155
13.00%, 8/31/11 (a)		7,786	1,029,684

			3,054,637

U.S. Treasury Notes - 0.0%
4.125%, 8/15/10 (a)	US$	765	788,189

U.S. Treasury Bonds - 0.0%
4.75%, 2/15/37 (a)		659	680,520

Total Treasuries (cost $746,103,969)			770,746,242

AGENCY FIXED RATE 30-YEARS - 10.0%
Federal National Mortgage Association
5.50%, TBA		139,425	137,420,765
Series 2005
5.50%, 10/01/35 (a)		17,663	17,469,135
Series 2008
5.50%, 1/01/37 - 5/01/38 (a)		71,041	70,200,771

Total Agency Fixed Rate 30-Years (cost $226,249,430)			225,090,671

NON-AGENCY FIXED RATE CMBS - 7.4%
Banc of America Commercial Mortgage, Inc.
Series 2007-5, Class A4
5.492%, 2/10/51 (a)		13,875	12,884,786
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2006-T24, Class A4
5.537%, 10/12/41 (a)		10,225	9,763,877
Commercial Mortgage Pass Through Certificates
Series 2007-C9, Class A4
6.01%, 12/10/49 (a)		5,457	5,222,688
Credit Suisse Mortgage Capital Certificates
Series 2006-C5, Class A3
5.311%, 12/15/39 (a)		10,910	10,245,846
CS First Boston Mortgage Securities Corp.
Series 2004-C3, Class A5
5.113%, 7/15/36 (a)		9,000	8,682,242
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class A2
5.381%, 3/10/39 (a)		6,275	6,137,145
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP5, Class A4
5.345%, 12/15/44 (a)		8,530	8,191,444
Series 2006-CB16, Class A4
5.552%, 5/12/45 (a)		7,160	6,850,889
Series 2006-CB17, Class A4
5.429%, 12/12/43 (a)		17,020	16,121,392
Series 2007-C1, Class A4
5.716%, 11/15/17 (a)		5,614	5,268,194
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class A4
5.372%, 9/15/39 (a)		5,456	5,162,190
Series 2007-C1, Class A4
5.424%, 2/15/40 (a)		11,490	10,688,010
Series 2007-C7, Class A3
5.866%, 9/15/45 (a)		4,330	4,130,810

Merrill Lynch Mortgage Trust
Series 2008-C1, Class A4
5.69%, 2/12/51 (a)	6,460	6,045,526
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A4
5.414%, 7/12/46 (a)	10,660	10,110,768
Series 2007-9, Class A4
5.70%, 9/12/17 (a)	5,650	5,326,877
Morgan Stanley Capital
Series 2005-HQ6, Class A4A
4.989%, 8/13/42 (a)	11,200	10,602,618
Series 2007-HQ13, Class A3
5.569%, 12/15/44 (a)	8,110	7,540,000
Wachovia Bank Commercial Mortgage Trust
Series 2007-C32, Class A2
5.924%, 6/15/49 (a)	16,425	16,195,723

Total Non-Agency Fixed Rate CMBS (cost $169,291,996)		165,171,025

NON-INVESTMENT GRADE LOANS - 4.0%
United States - 4.0%
Aleris International, Inc.
4.563%, 12/19/13 (c)	750	645,750
Alltel Communications, Inc.
5.564%, 5/15/15 (c)	3,236	3,194,751
Amscan Holdings, Inc.
4.73%-5.05%, 5/27/13 (c)	1,496	1,316,667
Aramark Corp.
4.676%, 1/27/14 (c)	1,500	1,405,455
Ashmore Energy International
5.801%, 3/30/14 (c)	2,182	1,969,705
Asurion Corp.
5.784%, 7/03/14 (c)	2,000	1,853,120
Boston Generating, LLC
2.676%, 12/20/13 (c)	167	156,281
5.051%, 12/20/13 (c)	581	543,589
Calpine Corp.
5.685%, 3/31/14 (c)	1,496	1,425,798
Celanese U.S. Holdings LLC
4.188%, 4/02/14 (c)	1,500	1,420,005
Charter Communications Operating, LLC
4.90%, 3/06/14 (c)	2,987	2,621,167
Chrysler Financial Services Americas LLC
6.78%, 8/03/12 (c)	1,746	1,436,038
Clarke American Corp.
5.20%-5.30%, 6/30/14 (c)	1,496	1,261,809
Community Health Systems, Inc.
4.73%-4.90%, 7/25/14 (c)	1,903	1,791,116
0.00%, 7/25/14*	97	91,604
Constellation Brands, Inc.
4.0%-4.19%, 6/05/13 (c)	1,500	1,449,945
0.00%, 6/15/13*	2,000	1,933,260
CSC Holdings Inc. (Cablevision)
4.225%, 3/29/13 (c)	1,492	1,416,748
Dealer Computer Services, Inc.
4.801%, 10/26/12 (c)	1,994	1,892,206
Dex Media West LLC
7.00%, 10/24/14 (c)	1,500	1,469,625
0.00%, 10/24/14*	500	489,875

Dresser, Inc.
0.00%, 5/04/14*	1,984	1,904,247
First Data Corp.
5.23%-5.55%, 9/24/14 (c)	2,487	2,287,352
FirstLight Power Resources, Inc.
5.31%, 11/01/13 (c)	1,000	943,330
7.313%, 5/01/14	750	661,875
Ford Motor Company
5.48%, 12/16/13 (c)	2,494	2,010,223
Freescale Semi
4.209%, 11/29/13 (c)	1,995	1,804,420
Georgia Pacific, LLC
4.40%-4.55%, 12/20/12 (c)	1,995	1,878,104
Graham Packaging Co. LP
4.88%-5.06%, 10/07/11 (c)	1,995	1,909,338
Graphic Packaging International, Inc.
5.47%, 5/16/14 (c)	2,488	2,398,572
Hanesbrands, Inc.
4.55%-4.66%, 9/05/13 (c)	2,000	1,934,760
Harrah’s Operating Co., Inc.
5.80%-5.92%, 1/28/15 (c)	2,994	2,741,081
Hca Inc.
5.051%, 11/18/13 (c)	2,487	2,333,604
Health Management Associates
4.551%, 2/28/14 (c)	1,941	1,801,766
Hexion Specialty Chemicals, Inc.
2.813%, 5/05/13 (c)	356	322,610
4.938%, 5/05/13 (c)	1,641	1,488,905
Huntsman International LLC
4.233%, 3/31/14 (c)	2,000	1,859,540
Idearc Inc. (Verizon)
4.49%-4.80%, 11/17/14 (c)	1,995	1,593,456
Lear Corp.
0.00%, 4/25/12*	997	914,154
Level 3 Communications
4.73%-4.96%, 12/01/11 (c)	2,000	1,829,380
Lyondell Chemical Company
7.00%, 5/31/15 (c)	1,400	1,218,784
Metro Goldwyn Mayer Inc.
0.00%, 4/08/12*	1,496	1,211,901
Mylan Lab Inc.
0.00%, 10/02/14*	1,496	1,475,667
Newpage Corporation
6.563%, 12/31/14 (c)	1,500	1,487,625
NRG Energy, Inc.
0.00%, 2/01/13*	1,000	947,880
Onex Carestream Finance LP
4.48%-4.90%, 4/30/13 (c)	2,434	2,166,479
Penn National Gaming Inc.
4.20%-4.66%, 10/03/12 (c)	1,345	1,301,163
Rite Aid Corp.
4.20%-4.24%, 6/04/14 (c)	998	908,972

Sabre Inc.
4.48%-4.90%, 9/30/14 (c)		2,500	2,044,800
Sungard Systems
4.508%, 2/11/13 (c)		2,246	2,120,716
Telesat Canada
1.50%-5.92%, 10/31/14 (c)		1,944	1,872,519
0.00%, 10/31/14*		51	48,634
Thomson Learning
2.48%, 7/05/14 (c)		2,241	2,023,998
Tribune Company
5.478%, 6/04/09 (c)		1,000	956,250
Txu Corp.
5.95%-6.48%, 10/31/14 (c)		2,494	2,306,704
Univision Communication Inc.
4.73%-5.15%, 8/15/14 (c)		2,000	1,640,000
0.00%, 8/15/14*		750	615,000
West Corp.
4.86%-5.30%, 10/24/13 (c)		1,496	1,366,042
Wide Open West
5.15%-5.40%, 6/30/14 (c)		2,000	1,735,000

Total Non-Investment Grade Loans (cost $89,220,778)			89,849,365

SOVEREIGN BONDS - 3.0%
Argentina - 0.8%
Argentina Bonos
7.00%, 10/03/15 (a)		14,038	9,517,900
Republic of Argentina
3.092%, 8/03/12 (a)(d)		419	352,790
8.28%, 12/31/33 (a)		11,267	8,590,914

			18,461,604

Colombia - 0.5%
Republic of Colombia
11.75%, 2/25/20 (a)		8,228	11,930,600

Ecuador - 0.2%
Ecuador Government International Bond
10.00%, 8/15/30 (a)(b)		5,451	5,314,725

Indonesia - 0.9%
Indonesia Government International Bond
7.75%, 1/17/38 (a)(b)		5,568	5,233,920
Indonesia Rupiah Credit Linked Note
11.00%, 10/15/14 (a)	IDR	70,498,625	6,885,693
12.90%, 6/17/22 (a)		70,203,600	7,282,280

			19,401,893

Russia - 0.4%
Russian Federation
7.50%, 3/31/30 (a)(b)	US$	7,388	8,283,234

Turkey - 0.2%
Republic of Turkey
6.875%, 3/17/36 (a)		3,780	3,123,225

Total Sovereign Bonds (cost $68,819,551)			66,515,281

SOVEREIGN AGENCIES - 2.1%
Germany - 0.4%
Kreditanstalt fuer Wiederaufbau
1.35%, 1/20/14 (a)	JPY	1,000,000	9,383,651

Japan - 1.7%
Development Bank of Japan
Series INTL
1.75%, 3/17/17 (a)		3,000,000	28,575,223
Japan Finance Corp. for Municipal Enterprises
2.00%, 5/09/16 (a)		1,000,000	9,782,417

			38,357,640

Total Sovereign Agencies (cost $50,432,304)			47,741,291

EMERGING MARKETS - TREASURIES - 2.1%
Brazil - 0.5%
Federative Republic of Brazil
10.25%, 1/10/28 (a)	BRL	22,699	12,000,126

Colombia - 0.1%
Republic of Colombia
9.85%, 6/28/27 (a)	COP	5,288,000	2,159,444

Turkey - 1.5%
Turkey Government Bond
Zero Coupon, 11/26/08 (a)	TRY	7,989	6,082,322
Zero Coupon, 2/04/09 (a)		10,907	7,986,167
Zero Coupon, 5/06/09 (a)		11,880	8,266,585
16.00%, 3/07/12 (a)		14,579	10,335,280

			32,670,354

Total Emerging Markets - Treasuries (cost $46,356,916)			46,829,924

SUPRANATIONALS - 1.8%
Supranational - 1.8%
European Investment Bank
Series INTL
1.40%, 6/20/17 (a)	JPY	2,000,000	18,484,268
International Bank for Reconstruction & Development
Series GMTN
9.75%, 8/02/10 (a)	ZAR	47,840	5,755,127
International Finance Corp.
11.00%, 7/01/09 (a)		130,080	16,310,670

Total Supranationals (cost $45,587,392)			40,550,065

QUASI-SOVEREIGN BONDS - 1.4%
Chile - 0.2%
Corp. Nacional del Cobre de Chile - CODELCO
6.15%, 10/24/36 (a)(b)	US$	6,110	5,809,131

Russia - 1.2%
RSHB Capital SA for OJSC Russian Agricultural Bank
7.125%, 1/14/14 (a)(b)		13,552	13,364,983
7.75%, 5/29/18 (b)		13,000	12,740,000

			26,104,983

Total Quasi-Sovereign Bonds (cost $32,409,988)			31,914,114

		Shares
NON-CONVERTIBLE - PREFERRED STOCKS - 0.1%
Non Corporate Sectors - 0.1%
Federal National Mortgage Association
8.25% (a)
(cost $2,673,750)		106,950	2,448,085

		Principal Amount (000)
REGIONAL BONDS - 0.1%
Colombia - 0.1%
Bogota Distrio Capital
9.75%, 7/26/28 (a)(b)
(cost $2,411,065)	COP	5,550,000	2,082,374

BANK LOANS - 0.0%
Ashmore Energy International
2.701%, 3/30/12 (c)
(cost $248,976)	US$	287	259,043

SHORT-TERM INVESTMENTS - 1.8%
Repurchase Agreements - 1.8%
Deutsche Bank 2.300%, dated 6/30/08, due 7/01/08 in the amount of $40,602,594 (cost $40,600,000; collaterized by $41,080,000 Freddie Mac 3.125%, due 3/12/10, value $41,473,009) (cost $40,600,000)		40,600	40,600,000

Total Investments - 105.8% (cost $2,396,610,309)			2,372,422,024
Other assets less liabilities - (5.8)%			(131,024,385)

Net Assets - 100.0%			$2,241,397,639

FINANCIAL FUTURES CONTRACTS
Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2008	Unrealized Appreciation/ (Depreciation)
Sold Contracts
US 5 Yr Notes	1,276,000	September 2008	$141,775,562	$141,067,781	$707,781
US Treasury Bonds	224,000	September 2008	25,280,500	25,893,000	(612,500)
US Treasury Bonds	886,000	September 2008	99,976,240	102,416,062	(2,439,822)

					$(2,344,541)

FORWARD CURRENCY EXCHANGE CONTRACTS
	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at June 30, 2008	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Brazilian Real settling 7/02/08	58,652	$36,843,872	$36,586,464	$(257,408)
Canadian Dollar settling 8/13/08	40,410	39,513,615	39,603,580	89,965
Euro Dollar settling 7/29/08	3,660	5,678,610	5,754,211	75,601
Mexican Peso settling 8/25/08	87,281	8,413,467	8,395,671	(17,796)
Norwegian Kroner settling 8/12/08	188,734	36,012,479	36,894,599	882,120

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at June 30, 2008	Unrealized Appreciation/ (Depreciation)
Buy Contracts: (continued)
Polish Zloty settling 7/21/08	2,053	$932,927	$961,642	$28,715
Singapore Dollar settling 8/01/08	28,447	20,880,342	20,939,361	59,019
Swedish Krona settling 9/08/08	354,004	58,305,663	58,557,791	252,128
Sale Contracts:
Brazilian Real settling 7/02/08	58,652	35,725,147	36,586,464	(861,317)
Brazilian Real settling 8/04/08	58,652	36,540,876	36,273,643	267,233
British Pound settling 8/11/08	8,450	16,512,180	16,778,243	(266,063)
Canadian Dollar settling 8/13/08	7,312	7,259,283	7,166,035	93,248
Euro Dollar settling 7/29/08	5,936	9,324,623	9,331,727	(7,104)
Euro Dollar settling 7/29/08	179,575	281,579,177	282,326,014	(746,837)
Euro Dollar settling 7/29/08	65,921	101,409,299	103,640,595	(2,231,296)
Euro Dollar settling 8/21/08	64,034	98,921,524	100,555,563	(1,634,039)
Japanese Yen settling 7/03/08	6,951,011	64,403,250	65,464,731	(1,061,481)
Japanese Yen settling 7/10/08	6,951,011	64,429,217	65,489,189	(1,059,972)
Japanese Yen settling 7/17/08	6,842,368	65,671,389	64,493,179	1,178,210
Japanese Yen settling 7/17/08	663,440	6,258,927	6,253,297	5,630
Japanese Yen settling 7/30/08	6,842,368	65,716,170	64,544,448	1,171,722
Japanese Yen settling 8/21/08	6,842,368	65,791,997	64,619,688	1,172,309
Singapore Dollar settling 8/01/08	28,447	20,860,284	20,939,361	(79,077)
South African Rand settling 8/19/08	125,285	16,055,436	15,787,526	267,910
South African Rand settling 8/19/08	85,252	10,775,317	10,742,762	32,555

(a)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $2,073,334,288.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the aggregate market value of these securities amounted to $171,009,048 or 7.6% of net assets.

(c)	Variable rate coupon, rate shown as of June 30, 2008.

(d)	Floating Rate Security. Stated interest rate was in effect at June 30, 2008.

*	The position represents an unfunded loan commitment. Investments in unfunded loan commitments obligate the Fund to fund these commitments at the borrower’s discretion. At period end, the market value and unrealized gain of these unfunded loan commitments amounted to $140,238 and $1,633, respectively. The coupon rate will be determined at the time of funding and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

Currency Abbreviations:
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
COP	-	Colombian Peso
EUR	-	Euro Dollar
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
MYR	-	Malaysian Ringgit
PEN	-	Peruvian New Sol
RUB	-	Russian Rouble
SGD	-	Singapore Dollar
TRY	-	New Turkish Lira
ZAR	-	South African Rand

Glossary:
TBA	-	To Be Announced

Country Breakdown *

June 30, 2008 (unaudited)

Summary

43.9%	United States
13.9%	Japan
9.5%	Netherlands
3.7%	United Kingdom
3.0%	France
2.8%	Brazil
2.3%	Belgium
2.0%	Germany
1.7%	Supranational
1.7%	Peru
1.7%	Russia
1.7%	Luxembourg
1.5%	Turkey
8.9%	Other
1.7%	Short-Term Investments

100.0%	Total Investments

*	All data are as of June 30, 2008. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. ‘Other’ country weightings represents 1.5% or less in the following countries: Argentina, Australia, Bermuda, British Virgin, Canada, Cayman Islands, Chile, Colombia, Ecuador, Indonesia, Ireland, Malaysia, Mexico, Singapore, South Africa, Spain.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant AllianceBernstein Global Bond Fund, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: August 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: August 20, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: August 20, 2008